Acquisition of SugarLeaf Labs (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price of Acquisition, Fair Value of Identifiable Assets Acquired and Liabilities Assumed as of Acquisition Date

The following table summarizes the purchase price of the acquisition, the fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date:

Adjusted Final Consideration
Assets acquired
Trade and other receivables	$151,178
Inventories	1,130,965
Property and equipment	1,936,574
Right-of-use asset	499,797
Customer relationships	9,173,116
Farmer relationships	12,208,918
25,100,548

Liabilities assumed
Trade and other payables	$125,956
Lease liability	522,843
648,799

Net assets acquired	24,451,749

Goodwill	115,817,746

Gross purchase consideration	$140,269,495

Less: Settlement of pre-existing relationship	(1,566,362)

Purchase price	$138,703,133

Consist of:
Cash	$15,770,400
Common shares	7,966,970
Contingent consideration - Classified as a liability	94,375,855
Contingent consideration - Classified as contributed surplus	20,589,908
Purchase price	$138,703,133

Summary of Change in Fair Value of Contingent Consideration Liability

Change in fair value of contingent consideration liability:

Balance at April 1, 2019	$–
Additions through a business combination	94,375,855
Change in fair value	(97,208,166)
Effect of movements in exchange rates	2,832,311
Balance at March 31, 2020	$—

Risk-adjusted Discount Rate to Reflect 1% Movement
Disclosure Of Business Combinations [Line Items]
Summary of Movement Following Effects on the Contingent Consideration at the Acquisition Date

Varying the above risk-adjusted discount rate to reflect a 1% movement would have the following effects on the contingent consideration at the acquisition date, assuming that all other variables remained constant:

	Increase	Decrease
Effect of change in assumption on:
Contingent consideration - Classified as a liability	$(1,076,784)	$1,105,768
Contingent consideration - Classified as contributed surplus	(55,764)	56,704
	$(1,132,548)	$1,162,472

Hemp Derived CBD Refined Oil Pricing to Reflect 10% Movement
Disclosure Of Business Combinations [Line Items]
Summary of Movement Following Effects on the Contingent Consideration at the Acquisition Date

Varying the above hemp derived CBD refined oil pricing to reflect a 10% movement would have the following effects on the contingent consideration at the acquisition date, assuming that all other variables remained constant:

	Increase	Decrease
Effect of change in assumption on:
Contingent consideration - Classified as a liability	$5,765,653	$(18,166,584)
Contingent consideration - Classified as contributed surplus	—	—
	$5,765,653	$(18,166,584)